Note Fair value measurement (Assets measured at fair value on nonrecurring basis) (Detail) - Fair Value, Measurements, Nonrecurring - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	$ 67,915	$ 71,750	$ 25,673
Loans held-for-sale	44,923	21,609	0
Other real estate owned	67,268	93,130	87,581
Other Foreclosed Assets	75	1,368	638
Total	180,181	187,857	113,892
Write-down	(110,079)	(59,431)	(430,646)
Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Write-down	(63,002)	(15,405)	(21,348)
Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Write-down	(66)	(38)	(364,820)
Other real estate owned
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Write-down	(46,164)	(42,366)	(43,861)
Other foreclosed assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Write-down	(847)	(1,622)	(617)
Level 1 | Fair Value by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	0	0
Loans held-for-sale	0	0	0
Other real estate owned	0	0	0
Other Foreclosed Assets	0	0	0
Total	0	0	0
Level 2 | Fair Value by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	0	0
Loans held-for-sale	0	0	0
Other real estate owned	574	6,610	2,849
Other Foreclosed Assets	0	0	0
Total	574	6,610	2,849
Level 3 | Fair Value by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	67,915	71,750	25,673
Loans held-for-sale	44,923	21,609	0
Other real estate owned	66,694	86,520	84,732
Other Foreclosed Assets	75	1,368	638
Total	$ 179,607	$ 181,247	$ 111,043